Net Loss per Share - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5,500,000	3,000,000	3,900,000	3,300,000